Revenues - Schedule of Breakdown of Revenues by Geographic Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,904,549	€ 1,492,840	€ 1,292,402
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	658,694	520,226	380,325
EMEA | Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	281,793	224,342	158,722
EMEA | UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	70,191	53,970	37,682
EMEA | UAE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	68,729	50,926	32,944
EMEA | Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	15,505	8,701	6,320
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	417,352	294,686	191,283
North America | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	384,544	270,312	176,059
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	37,538	29,889	19,971
APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	788,007	644,802	696,344
APAC | Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	595,515	494,110	588,876
APAC | Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	84,990	65,445	55,479
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 2,958	€ 3,237	€ 4,479